UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-09761
Direxion Insurance Trust
(Exact name of registrant as specified in charter)
33 Whitehall Street, 10th Floor
New York, NY 10004
(Address of principal executive offices) (Zip code)
Daniel D. O’Neill
33 Whitehall Street, 10th Floor
New York, NY 10004
(Name and address of agent for service)
646-572-3390
Registrant’s telephone number, including area code
Date of fiscal year end: December 31, 2008
Date of reporting period: June 30, 2008

Item 1:  Report to Stockholders

SEMI-ANNUAL REPORT JUNE 30, 2008

Evolution VP Managed Bond Fund
Evolution VP All-Cap Equity Fund

33 Whitehall Street, 10th Floor
New York, New York 10004

(800) 851-0511

Letter to Shareholders

Dear Shareholders,

This Semi-Annual Report for the Evolution VP Funds covers the six month period of January 1, 2008 to June 30, 2008 (the “Semi-Annual Period”). The Evolution VP Managed Bond Fund (the “Managed Bond Fund”) and the Evolution VP All-Cap Equity Fund (the “All-Cap Equity Fund”) investment objectives are to seek high appreciation on an annual basis consistent with a high tolerance for risk. Flexible Plan Investments, Ltd. (the “Sub-Advisor”), serves as the sub-advisor to the Evolution Funds.

During the Semi-Annual Period, the S&P 500 Index returned -11.91%. U.S. equity returns were negatively impacted by rising energy and commodity prices and the continued fallout of the sub-prime credit crisis. During the Semi-Annual Period, U.S. equities declined in the first 3 months, rallied in April and May and then fell sharply in June. Bonds fared better than stocks with the Lehman Aggregate Bond Index rising 1.13% during the Semi-Annual Period.

For the Semi-Annual Period, the Managed Bond Fund returned 0.05%, on a total return basis, compared with a return of 1.13% for the Lehman Aggregate Bond Index. For the Semi-Annual Period, the All-Cap Equity Fund returned -5.08%, on a total return basis, compared with the S&P 500 Index return of -11.91%.

As always, we thank you for using the Direxion Funds and we look forward to our mutual success.

Sincerely,

Daniel O’Neill	Jerry Wagner
Direxion Funds	Flexible Plan Investments, Ltd.

The performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate and an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. To obtain performance data current to the most recent month-end, please call, toll-free, 1-800-851-0511 or visit www.direxionfunds.com.

The Evolution VP All-Cap Fund and Evolution VP Managed Bond Fund had gross annualized expense ratios, before reimbursement & recoupment, of 1.93% and 1.96%, respectively.

An investment in any of the Direxion Funds is subject to a number of risks that could affect the value of its shares. It is important that investors closely review and understand these risks before making an investment. Investors considering an investment may obtain a prospectus by calling 1-800-851-0511. Investors should read the prospectus carefully for more complete information, including charges, expenses, objectives, and additional risks, before investing.

Distributed by: Rafferty Capital Markets, LLC
Date of First Use: August 28, 2008

Expense Example
June 30, 2008 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held the entire period (January 1, 2008 — June 30, 2008).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales load or transactions fees, you will be assessed fees for outgoing wire transfers, returned checks or stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. However, the example below does not include portfolio trading commissions and related expenses or other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire transfers, returned checks or stop payment orders. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The tables below do not reflect any fees and expenses imposed under variable annuity contracts and variable life insurance policies (“Contracts”) and certain qualified pension and retirement plans (“Plans”), which would increase overall fees and expenses. Please refer to your Contract or Plan Prospectus for a description of those fees and expenses.

	Evolution VP Managed Bond Fund
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	January 1, 2008 -
	January 1, 2008	June 30, 2008	June 30, 2008*

Actual	$1,000.00	$1,000.50	$9.95
Hypothetical (5% return before expenses)	1,000.00	1,014.92	10.02

*	Expenses are equal to the Fund’s annualized expense ratio of 2.00%, multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

	Evolution VP All-Cap Equity Fund
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	January 1, 2008 -
	January 1, 2008	June 30, 2008	June 30, 2008*

Actual	$1,000.00	$949.20	$9.69
Hypothetical (5% return before expenses)	1,000.00	1,014.92	10.02

*	Expenses are equal to the Fund’s annualized expense ratio of 2.00%, multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

DIREXION EVOLUTION VP FUNDS  3

Evolution VP Managed Bond Fund
Allocation of Portfolio Holdings (Unaudited)
June 30, 2008

Evolution VP All-Cap Equity Fund
Allocation of Portfolio Holdings (Unaudited)
June 30, 2008

The percentages in these graphs ae calculated based on net assets.

*	Cash and other assets less liabilities.

**	These are investment companies that primarily invest in this category of securities.

***	Percentage less than 0.05%.

4  DIREXION EVOLUTION VP FUNDS

Evolution VP Managed Bond Fund
Schedule of Investments
June 30, 2008 (Unaudited)

Shares		Value

INVESTMENT COMPANIES - 99.7%
5,675	AllianceBernstein World Dollar Government Fund II	$72,527
6,893	BlackRock Corporate High Yield Fund VI	76,099
5,229	BlackRock Floating Rate Income Strategies Fund	78,540
4,841	BlackRock Preferred Income Strategies Fund	73,680
4,782	Evergreen Multi-Sector Income Fund	74,025
813	iShares iBoxx $High Yield Corporate Bond Fund	76,422
6,346	iShares Lehman 1-3 Year Credit Bond Fund	645,832
5,287	iShares Lehman 1-3 Year Treasury Bond Fund	438,239
6,795	iShares Lehman 7-10 Year Treasury Bond Fund	597,960
5,272	iShares Lehman 20+ Year Treasury Bond Fund	486,816
29,100	iShares Lehman Aggregate Bond Fund	2,921,640
3,120	iShares Lehman MBS Fixed-Rate Bond Fund	315,806
2,758	iShares Lehman Short Treasury Bond Fund	303,739
777	iShares S&P National Municipal Bond Fund	77,304
13,569	MFS Charter Income Trust	111,809
16,565	MFS Government Markets Income Trust	115,458
11,698	MFS Intermediate Income Trust	72,995
12,587	Putnam Premier Income Trust	75,774
12,150	SPDR Lehman 1-3 Month Treasury Bill Fund	557,807
11,525	SPDR Lehman International Treasury Bond Fund	635,834
5,247	Templeton Emerging Markets Income Fund	71,044
41,700	Vanguard Total Bond Market Fund	3,179,625
6,232	Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	76,467
4,282	Western Asset Emerging Markets Debt Fund Inc.	74,036
8,135	Western Asset High Income Fund II, Inc.	77,689

	TOTAL INVESTMENT COMPANIES (Cost $11,179,069)	$11,287,167

Principal
Amount

SHORT TERM INVESTMENTS - 0.7%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 0.6%
$69,000	Federal Home Loan Bank Discount Note, 2.468%, 7/1/2008	$69,000

Shares

MONEY MARKET FUNDS - 0.1%
5,487	Federated Prime Obligations Fund	$5,487

	TOTAL SHORT TERM INVESTMENTS (Cost $74,487)	$74,487

	TOTAL INVESTMENTS (Cost $11,253,556) - 100.4%	$11,361,654
	Liabilities in Excess of Other Assets - (0.4)%	(46,149)

	TOTAL NET ASSETS - 100.0%	$11,315,505

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of these financial statements

5  DIREXION EVOLUTION VP FUNDS

Evolution VP All-Cap Equity Fund
Schedule of Investments
June 30, 2008 (Unaudited)

Shares		Value
COMMON STOCKS - 89.1%
AEROSPACE & DEFENSE - 1.9%

2,348	Ceradyne, Inc.(a)	$80,536
2,048	DRS Technologies, Inc.	161,219
1,245	Esterline Technologies Corp.(a)	61,329
2,897	Raytheon Co.	163,043

		466,127

AIR FREIGHT & LOGISTICS - 1.0%
1,505	C.H. Robinson Worldwide, Inc.	82,534
2,339	Ryder System, Inc.	161,110

		243,644

AIRLINES - 0.8%
28,281	Northwest Airlines Corp.(a)	188,351

AUTO COMPONENTS - 0.8%
1,967	Magna International, Inc. (Canada)	116,525
9,182	Wonder Auto Technology, Inc.(a)	64,550

		181,075

AUTOMOBILES - 0.1%
367	Toyota Motor Corp. ADR (Japan)(a)	34,498

BEVERAGES - 0.5%
761	Fomento Economico Mexicano S.A. de C.V. ADR (Mexico)	34,633
2,891	Hansen Natural Corp.(a)	83,319

		117,952

BIOTECHNOLOGY - 4.3%
5,443	BioMarin Pharmaceuticals, Inc.(a)	157,738
10,640	Cepheid, Inc.(a)	299,197
21,134	Incyte Corp.(a)	160,830
3,475	Martek Biosciences Corp.(a)	117,142
3,898	Onyx Pharmaceuticals, Inc.(a)	138,769
6,764	Rigel Pharmaceuticals, Inc.(a)	153,272

		1,026,948

CAPITAL MARKETS - 1.1%
968	The Bank of New York Mellon Corp.	36,620
698	Investment Technology Group, Inc.(a)	23,355
8,833	Knight Capital Group, Inc. - Class A(a)	158,817
1,608	optionsXpress Holdings, Inc.	35,923

		254,715
CHEMICALS - 8.3%
3,492	Balchem Corp.	80,770
3,245	CF Industries Holdings, Inc.	495,836
2,146	Cytec Industries, Inc.	117,086
2,046	Mosaic Co.(a)	296,056
2,373	NewMarket Corp.	157,164
2,183	Potash Corporation of Saskatchewan, Inc. (Canada)	498,968
2,707	Terra Industries, Inc.(a)	133,590
1,739	Terra Nitrogen Co. LP	225,792

		2,005,262

COMMERCIAL BANKS - 0.7%
11,054	Oriental Financial Group	157,634

COMMERCIAL SERVICES & SUPPLIES - 0.6%
1,475	First Advantage Corp.(a)	23,379
10,266	LECG Corp.(a)	89,725
3,658	Steelcase, Inc. - Class A	36,689

		149,793

COMMUNICATIONS EQUIPMENT - 1.1%
10,288	Cogo Group, Inc.(a)	93,724
1,368	Research In Motion Ltd. (Canada)(a)	159,919

		253,643

COMPUTERS & PERIPHERALS - 0.5%
160	International Business Machines Corp.	18,965
2,716	Western Digital Corp.(a)	93,783

		112,748

CONSTRUCTION & ENGINEERING - 0.7%
1,416	Comfort Systems USA, Inc.	19,031
1,930	Foster Wheeler Ltd.(a)	141,180

		160,211

CONSUMER FINANCE - 0.4%
6,069	First Cash Financial Services, Inc.(a)	90,974

DISTRIBUTORS - 0.1%
918	Genuine Parts Co.	36,426

DIVERSIFIED TELECOMMUNICATION SERVICES - 0.3%
738	Compania Anonima Nacional Telefonos de Venezuela ADR (Venezuela)	10,886
1,373	Tele Norte Leste Participacoes S.A. (Brazil)	34,201
593	TELUS Corp. (Canada)	23,916

		69,003

ELECTRIC UTILITIES - 0.5%
5,511	TECO Energy, Inc.	118,431
ELECTRICAL EQUIPMENT - 2.9%
24,017	Akeena Solar, Inc.(a)	134,976
1,102	First Solar, Inc.(a)	300,648
6,789	Fushi Copperweld, Inc.(a)	161,103
921	Hubbell, Inc.	36,720
857	Regal-Beloit Corp.	36,208
1,919	Solarfun Power Holdings Co. Ltd. ADR(a)	33,582

		703,237

The accompanying notes are an integral part of these financial statements

DIREXION EVOLUTION VP FUNDS  6

Evolution VP All-Cap Equity Fund
Schedule of Investments (continued)
June 30, 2008 (Unaudited)

Shares		Value
ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.2%
18,939	Digital Ally, Inc.(a)	$161,360
8,852	TTM Technologies, Inc.(a)	116,935

		278,295

ENERGY EQUIPMENT & SERVICES - 7.0%
518	Complete Production Services(a)	18,865
376	Dril-Quip, Inc.(a)	23,688
1,024	ENSCO International, Inc.	82,678
15,046	Grey Wolf, Inc.(a)	135,865
318	Gulfmark Offshore, Inc.(a)	18,501
3,395	Helmerich & Payne, Inc.	244,508
409	Hornbeck Offshore Services, Inc.(a)	23,113
6,704	Ion Geophysical Corp.(a)	116,985
3,242	Nabors Industries Ltd.(a)	159,604
1,276	Noble Corp.	82,889
3,803	Patterson-UTI Energy, Inc.	137,060
1,414	RPC, Inc.	23,755
1,712	Superior Energy Services(a)	94,400
7,293	Union Drilling, Inc.(a)	158,112
3,202	Unit Corp.(a)	265,670
1,082	W-H Energy Services, Inc.(a)	103,591

		1,689,284

FOOD & STAPLES RETAILING - 0.1%
1,205	Winn Dixie Stores, Inc.(a)	19,304

FOOD PRODUCTS - 0.7%
1,323	Cal-Maine Foods, Inc.	43,646
3,338	Sanderson Farms, Inc.	115,228

		158,874

HEALTH CARE EQUIPMENT & SUPPLIES - 1.9%
704	China Medical Technologies, Inc. ADR	34,778
10,244	Cutera, Inc.(a)	92,503
591	Intuitive Surgical, Inc.(a)	159,215
2,844	Inverness Medical Innovations, Inc.(a)	94,336
1,323	Stryker Corp.	83,190

		464,022

HEALTH CARE PROVIDERS & SERVICES - 1.7%
44,630	Bioscrip, Inc.(a)	115,592
270	Laboratory Corp. of America Holdings(a)	18,800
3,990	Patterson Companies, Inc.(a)	117,266
9,133	Triple-S Management Corp.(a)	149,324

		400,982

HOTELS RESTAURANTS & LEISURE - 1.0%
8,204	Rick’s Cabaret International, Inc.(a)	137,827
10,018	Town Sports International Holdings, Inc.(a)	93,568

		231,395

HOUSEHOLD DURABLES - 0.5%
579	Desarrolladora Homex S.A. de C.V. ADR (Mexico)(a)	33,918
1,917	Garmin Ltd.	82,124

		116,042

INDUSTRIAL CONGLOMERATES - 1.4%
1	Alleghany Corp.(a)	332
3,013	Walter Industries, Inc.	327,724

		328,056

INSURANCE - 3.5%
3,420	Amtrust Financial Services, Inc.	43,092
286	Arch Capital Group Ltd.(a)	18,967
1,692	Chubb Corp.	82,925
5,220	First Mercury Financial Corp.(a)	92,081
3,934	HCC Insurance Holdings, Inc.	83,165
10,409	Life Partners Holdings, Inc.	207,972
6,527	Philadelphia Consolidated Holding Corp.(a)	221,722
1,661	RLI Corp.	82,170

		832,094

INTERNET & CATALOG RETAIL - 0.7%
1,385	Priceline.com, Inc.(a)	159,912

INTERNET SOFTWARE & SERVICES - 0.7%
19,620	China Fire & Security Group, Inc.(a)	157,941

IT SERVICES - 1.0%
798	Infosys Technologies Ltd. ADR (India)	34,681
9,294	Ness Technologies, Inc.(a)	94,056
5,320	SRA International, Inc. - Class A(a)	119,487

		248,224

LEISURE EQUIPMENT & PRODUCTS - 0.1%
859	Jakks Pacific, Inc.(a)	18,769

LIFE SCIENCES TOOLS & SERVICES - 0.7%
5,967	Parexel International Corp.(a)	156,992

MACHINERY - 1.3%
391	Chart Industries, Inc.(a)	19,018
756	Dover Corp.	36,568
567	Graham Corp.	42,020
186	K-Tron International, Inc.(a)	24,106
464	Lincoln Electric Holdings, Inc.	36,517
1,882	Reliance Steel & Aluminum Co.	145,083
398	Westinghouse Air Brake Technologies Corp.	19,351

		322,663

MARINE - 2.6%
2,539	Dryships, Inc.	203,577
1,830	Euroseas Ltd.	23,735
5,912	Excel Maritime Carriers Ltd. (Liberia)	232,046
4,140	TBS International Limited(a)	165,393

		624,751

The accompanying notes are an integral part of these financial statements

7  DIREXION EVOLUTION VP FUNDS

Evolution VP All-Cap Equity Fund
Schedule of Investments (continued)
June 30, 2008 (Unaudited)

Shares		Value
METALS & MINING - 8.8%
531	Alcoa, Inc.	$18,914
419	Alliance Resource Partners, L.P.	23,330
1,539	Alpha Natural Resources, Inc.(a)	160,502
351	ArcelorMittal ADR (Luxembourg)	34,774
2,707	Cleveland-Cliffs, Inc.	322,647
774	Companhia Siderurgica Nacional S.A. ADR (Brazil)	34,373
1,969	Compass Minerals International, Inc.	158,623
1,413	Consol Energy, Inc.	158,779
16,835	General Moly, Inc.(a)	132,491
1,446	Gerdau S.A. (Brazil)	34,719
1,719	Massey Energy Co.	161,156
702	Mechel OAO ADR (Russia)(a)	34,777
2,107	Olympic Steel, Inc.	159,963
72	Rio Tinto PLC ADR (United Kingdom)	35,640
1,193	Schnitzer Steel Industries, Inc. - Class A	136,718
29,986	Shengda Tech, Inc.(a)	297,761
340	Southern Copper Corp.	36,254
1,596	Stillwater Mining Co.(a)	18,881
865	United States Steel Corp.	159,835

		2,120,137

MULTI-UTILITIES & UNREGULATED POWER - 0.3%
1,085	Energen Corp.	84,663

OIL & GAS - 4.0%
2,157	Arch Coal, Inc.	161,840
7,368	Brigham Exploration Co.(a)	116,635
5,926	Callon Petroleum Co.(a)	162,135
1,525	Petro-Canada (Canada)	85,019
2,437	Range Resources Corp.	159,721
13,736	Vaalco Energy, Inc.(a)	116,344
2,751	W&T Offshore, Inc.	160,961

		962,655

OIL, GAS & CONSUMABLE FUELS - 8.7%
5,018	BPZ Resources, Inc.(a)	147,529
2,445	Chesapeake Energy Corp.	161,272
369	Chevron Corp.	36,579
2,326	Cimarex Energy Co.	162,053
5,372	Contango Oil & Gas Company(a)	499,166
1,358	Devon Energy Corp.	163,177
1,224	EOG Resources, Inc.	160,589
1,822	Foundation Coal Holdings, Inc.	161,393
4,402	Mariner Energy, Inc.(a)	162,742
1,454	Overseas Shipholding Group, Inc.	115,622
6,093	Permian Basin Royalty Trust	160,916
2,365	XTO Energy, Inc.	162,026

		2,093,064

PAPER & FOREST PRODUCTS - 0.5%
6,896	Schweitzer-Mauduit International, Inc.	116,198

PERSONAL PRODUCTS - 0.4%
495	Herbalife Ltd.	19,181
2,559	NBTY, Inc.(a)	82,042

		101,223

PHARMACEUTICALS - 5.5%
16,310	American Oriental Bioengineering, Inc.(a)	160,980
4,669	Auxilium Pharmaceuticals, Inc.(a)	156,972
971	Elan Corp. PLC ADR (Ireland)(a)	34,519
1,844	Johnson & Johnson	118,643
10,741	Obagi Medical Products, Inc.(a)	91,836
71,963	Questcor Pharmaceuticals, Inc.(a)	333,908
4,918	Sciele Pharma, Inc.	95,163
755	Teva Pharmaceutical Industries Ltd. ADR (Israel)	34,579
7,583	Xenoport, Inc.(a)	295,964

		1,322,564

REAL ESTATE - 0.7%
10,278	Annaly Mortgage Management, Inc.	159,412

SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT - 1.8%
22,178	Emcore Corp.(a)	138,834
2,070	JA Solar Holdings Co., Ltd. ADR(a)	34,880
890	LDK Solar Co., Ltd. ADR (China)(a)	33,713
3,010	MEMC Electronic Materials, Inc.(a)	185,235
3,135	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)(a)	34,203

		426,865

SOFTWARE - 1.9%
1,746	ANSYS, Inc.(a)	82,271
2,056	Interactive Intelligence, Inc.(a)	23,932
6,348	JDA Software Group, Inc.(a)	114,899
16,208	Lawson Software, Inc.(a)	117,832
2,847	Quality Systems, Inc.	83,360
2,207	VASCO Data Security International, Inc.(a)	23,240

		445,534

SPECIALTY RETAIL - 1.1%
9,195	hhgregg, Inc.(a)	91,950
7,013	Lumber Liquidators, Inc.(a)	91,169
3,916	Volcom, Inc.(a)	93,710

		276,829

TEXTILES, APPAREL & LUXURY GOODS - 1.0%
7,095	Cherokee, Inc.	142,964
10,412	Fuqi International, Inc.(a)	91,209

		234,173

TRADING COMPANIES & DISTRIBUTORS - 0.3%
3,207	Applied Industrial Technologies, Inc.	77,513

The accompanying notes are an integral part of these financial statements

DIREXION EVOLUTION VP FUNDS  8

Evolution VP All-Cap Equity Fund
Schedule of Investments (continued)
June 30, 2008 (Unaudited)

Shares		Value
WIRELESS TELECOMMUNICATION SERVICES - 1.4%
659	America Movil S.A. de C.V. ADR (Mexico)	$34,762
1,857	China Unicom Ltd. ADR (Hong Kong)	34,392
2,020	NII Holdings, Inc.(a)	95,930
3,122	Rural Cellular Corp.(a)	138,960
1,154	Vimpel-Communications ADR (Russia)	34,251

		338,295

	TOTAL COMMON STOCKS (Cost $20,011,093)	$21,337,397

INVESTMENT COMPANIES - 4.7%
1,949	iShares Lehman 1-3 Year Treasury Bond Fund	161,553
2,937	iShares S&P Latin American 40 Index Fund	807,675
3,977	PowerShares DB Agriculture Fund	161,784

	TOTAL INVESTMENT COMPANIES (Cost $1,068,867)	$1,131,012

Principal
Amount		Value

SHORT TERM INVESTMENTS - 4.1%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 4.1%
$990,000	Federal Home Loan Bank Discount Note, 2.468%, 7/1/2008	$990,000

	TOTAL SHORT TERM INVESTMENTS (Cost $990,000)	$990,000

	TOTAL INVESTMENTS (Cost $22,069,960) - 97.9%	$23,458,409

	Other Assets in Excess of Liabilities - 2.1%	498,189

	TOTAL NET ASSETS - 100.0%	$23,956,598

Percentages are stated as a percent of net assets.

ADR American Depository Receipt

(a)	Non Income Producing

Evolution VP All-Cap Equity Fund
Short Futures Contracts
June 30, 2008 (Unaudited)

		Unrealized
Contracts		Appreciation

153	NASDAQ-100 Index E-Mini Futures Expiring September 2008 (Underlying Face Amount at Market Value $5,640,345)	$226,953

The accompanying notes are an integral part of these financial statements

9  DIREXION EVOLUTION VP FUNDS

Statements of Assets And Liabilities (Unaudited)
June 30, 2008

	Evolution VP Managed	Evolution VP All-Cap
	Bond Fund	Equity Fund

Assets:
Investments, at market value (Note 2)	$11,361,654	$23,458,409
Receivable for investments sold	335,273	5,468,387
Deposit at broker for futures	—	448,800
Variation margin receivable	—	90,869
Dividends and interest receivable	2,529	22,336
Other assets	8,510	17,006

Total Assets	11,707,966	29,505,807

Liabilities:
Payable for Fund shares redeemed	12,563	8,446
Payable for investments purchased	349,268	5,439,425
Payable to Custodian	—	56,316
Accrued distribution expense	2,315	5,030
Accrued advisory expense	9,839	21,315
Accrued expenses and other liabilities	18,476	18,677

Total Liabilities	392,461	5,549,209

Net Assets	$11,315,505	$23,956,598

Net Assets Consist Of:
Capital stock	$11,412,187	$24,373,496
Accumulated undistributed net investment income (loss)	590,907	(67,010)
Accumulated undistributed net realized gain (loss)	(795,687)	(1,965,290)
Net unrealized appreciation/(depreciation) on:
Investments	108,098	1,388,449
Futures	—	226,953

Total Net Assets	$11,315,505	$23,956,598

Calculation of Net Asset Value Per Share:
Net assets	$11,315,505	$23,956,598
Shares outstanding
(unlimited shares of beneficial interest authorized, no par value)	575,996	1,002,012
Net asset value, redemption price and offering price per share	$19.65	$23.91

Cost of Investments	$11,253,556	$22,069,960

The accompanying notes are an integral part of these financial statements.

10  DIREXION EVOLUTION VP FUNDS

Statements of Operations (Unaudited)
For The Six Months Ended June 30, 2008

	Evolution VP Managed	Evolution VP All-Cap
	Bond Fund	Equity Fund

Investment income:
Dividend income (net of foreign withholding tax of $0 and $3,365, respectively)	$234,588	$144,492
Interest income	4,295	34,593

Total investment income	238,883	179,085

Expenses:
Investment advisory fees	58,950	123,047
Distribution expenses	14,738	30,762
Shareholder servicing fees	11,790	24,609
Administration fees	2,624	5,909
Fund accounting fees	5,699	17,126
Custody fees	1,541	3,185
Transfer agent fees	4,143	10,635
Professional fees	9,879	15,230
Reports to shareholders	3,804	3,789
Trustees’ fees and expenses	1,678	1,769
Other	755	1,269

Total expenses before reimbursement	115,601	237,330
Less: Reimbursement of expenses by Adviser	—	—
Plus: Prior year fees waived subject to recoupment	2,300	8,765

Total expenses	117,901	246,095

Net investment income (loss)	120,982	(67,010)

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investments	(37,250)	(1,774,830)
Futures	—	(402,847)

	(37,250)	(2,177,677)

Change in unrealized appreciation (depreciation) on:
Investments	(78,765)	521,004
Futures	—	226,953

	(78,765)	747,957

Net realized and unrealized gain (loss) on investments	(116,015)	(1,429,720)

Net increase (decrease) in net assets resulting from operations	$4,967	$(1,496,730)

The accompanying notes are an integral part of these financial statements.

DIREXION EVOLUTION VP FUNDS  11

Statements of Changes In Net Assets (Unaudited)

	Evolution VP Managed Bond Fund		Evolution VP All-Cap Equity Fund
	Six Months Ended		Six Months Ended
	June 30, 2008	Year Ended	June 30, 2008	Year Ended
	(Unaudited)	December 31, 2007	(Unaudited)	December 31, 2007

Operations:
Net investment income (loss)	$120,982	$449,961	$(67,010)	$(78,939)
Net realized gain (loss) on investments	(37,250)	(394,686)	(2,177,677)	1,595,753
Capital gain distributions from regulated investment companies	—	3,333	—	—
Change in unrealized appreciation (depreciation) on investments	(78,765)	71,417	747,957	(685,109)

Net increase (decrease) in net assets resulting from operations	4,967	130,025	(1,496,730)	831,705

Distributions to shareholders:
Net investment income	—	(347,306)	—	(78,978)
Net realized gains	—	—	—	(1,319,400)

Total distributions	—	(347,306)	—	(1,398,378)

Capital share transactions:
Proceeds from shares sold	1,088,571	2,510,649	1,160,383	8,391,398
Proceeds from shares issued to holders in reinvestment of distributions	—	347,305	—	1,398,379
Cost of shares redeemed	(1,545,084)	(4,113,820)	(3,571,669)	(8,562,377)

Net increase in net assets resulting from capital share transactions	(456,513)	(1,255,866)	(2,411,286)	1,227,400

Total increase (decrease) in net assets	(451,546)	(1,473,147)	(3,908,016)	660,727

Net assets:
Beginning of year/period	11,767,051	13,240,198	27,864,614	27,203,887

End of year/period	$11,315,505	$11,767,051	$23,956,598	$27,864,614

Accumulated undistributed net investment income (loss), end of year/period	$590,907	$469,925	$(67,010)	$—

The accompanying notes are an integral part of these financial statements.

12  DIREXION EVOLUTION VP FUNDS

Financial Highlights

	Evolution VP Managed Bond Fund
	Six Months Ended
	June 30, 2008	Year Ended	Year Ended	Year Ended	July 1, 2004[1] to
	(Unaudited)	December 31, 2007	December 31, 2006	December 31, 2005	December 31, 2004

Per share data:
Net asset value, beginning of year/period	$19.64	$20.00	$19.61	$20.76	$20.00

Income (loss) from investment operations:
Net investment income (loss)[4]	0.20	0.73	0.63	0.67[6]	0.32
Net realized and unrealized gain (loss) on investments	(0.19)	(0.51)	(0.19)	(1.54)	0.44

Total from investment operations	0.01	0.22	0.44	(0.87)	0.76

Less distributions:
Dividends from net investment income	—	(0.58)	(0.05)	(0.25)	—
Distributions from realized gains	—	—	—	(0.03)	—

Total distributions	—	(0.58)	(0.05)	(0.28)	—

Net asset value, end of year/period	$19.65	$19.64	$20.00	$19.61	$20.76

Total return[8]	0.05%[2]	1.14%	2.23%	(4.19)%	3.80%[2]
Supplemental data and ratios:
Net assets, end of year/period	$11,315,505	$11,767,051	$13,240,198	$4,196,565	$753,551
Ratio of net expenses to average net assets excluding short dividends:
Before expense reimbursement/recoupment(3)	1.96%	2.06%	2.55%	4.69%	23.17%
After expense reimbursement/recoupment(3)	2.00%	2.00%	2.00%	2.00%	2.00%
Ratio of net expenses to average net assets including short dividends:
Before expense reimbursement/recoupment(3)	—	—	—	4.93%	—
After expense reimbursement/recoupment(3)	—	—	—	2.24%	—
Ratio of net investment income (loss) to average net assets including short dividends:
Before expense reimbursement/recoupment(3)	2.09%	3.56%	2.64%	0.68%	(17.98)%
After expense reimbursement/recoupment(3)	2.05%	3.62%	3.19%	3.37%[7]	3.19%
Portfolio turnover rate[5]	115%[2]	958%	954%	978%	7%[2]

[1]	Commencement of operations.

[2]	Not annualized.

[3]	Annualized.

[4]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

[5]	Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities. The Fund’s aggressive investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.

[6]	Net investment income (loss) before dividends on short positions for the year ended December 31, 2005 was $0.72 for the Evolution VP Managed Bond Fund.

[7]	The net investment income (loss) ratio included dividends on short positions. The ratio excluding dividends on short positions for the year ended December 31, 2005 was 3.60% for the Evolution VP Managed Bond Fund.

[8]	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes or any fees and expenses imposed under the Contracts and Plans, which would increase overall fees and expenses. Please refer to your Contract or Plan prospectus for a description of those fees and expenses.

The accompanying notes are an integral part of these financial statements.

DIREXION EVOLUTION VP FUNDS  13

Financial Highlights

	Evolution VP All-Cap Equity Fund
	Six Months Ended
	June 30, 2008	Year Ended	Year Ended		Year Ended	July 1, 2004[1] to
	(Unaudited)	December 31, 2007	December 31, 2006		December 31, 2005	December 31, 2004

Per share data:
Net asset value, beginning of year/period	$25.19	$25.71	$23.12		$21.06	$20.00

Income (loss) from investment operations:
Net investment income (loss)[4]	(0.06)	(0.07)	0.11		0.03	(0.15)
Net realized and unrealized gain (loss) on investments	(1.22)	0.88	2.83		2.03	1.21

Total from investment operations	(1.28)	0.81	2.94		2.06	1.06

Less distributions:
Dividends from net investment income	—	(0.08)	(0.00	)6	—	—
Distributions from realized gains	—	(1.25)	(0.35)		—	—

Total distributions	—	(1.33)	(0.35)		—	—

Net asset value, end of year/period	$23.91	$25.19	$25.71		$23.12	$21.06

Total return[7]	(5.08)%[2]	3.11%	12.70%		9.78%	5.30%[2]
Supplemental data and ratios:
Net assets, end of year/period	$23,956,598	$27,864,614	$27,203,887		$7,980,468	$1,043,923
Ratio of net expenses to average net assets:
Before expense reimbursement/recoupment(3)	1.93%	1.94%	2.09%		3.84%	20.13%
After expense reimbursement/recoupment(3)	2.00%	2.00%	2.00%		2.00%	2.00%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement/recoupment(3)	(0.47)%	(0.21)%	0.35%		(1.72)%	(19.66)%
After expense reimbursement/recoupment(3)	(0.54)%	(0.27)%	0.44%		0.12%	(1.53)%
Portfolio turnover rate[5]	856%[2]	1,018%	909%		1,001%	2%[2]

[1]	Commencement of operations.

[2]	Not annualized.

[3]	Annualized.

[4]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

[5]	Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities. The Fund’s aggressive investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.

[6]	Amount less than $0.005 per share.

[7]	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes or any fees and expenses imposed under the Contracts and Plans, which would increase overall fees and expenses. Please refer to your Contract or Plan prospectus for a description of those fees and expenses.

The accompanying notes are an integral part of these financial statements.

14  DIREXION EVOLUTION VP FUNDS

Evolution VP Managed Bond Fund
Evolution VP All-Cap Equity Fund
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2008

1.	ORGANIZATION

Direxion Insurance Trust (the “Trust”) was organized as a Massachusetts business trust on December 28, 1999 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objective and policies. The Trust currently has three series in operation of which two are included in this report, the Evolution VP Managed Bond Fund and the Evolution VP All-Cap Equity Fund (each a “Fund” and collectively, the “Funds”). Each Fund is a “non-diversified” series of the Trust pursuant to the 1940 Act. The Trust offers shares to unaffiliated life insurance separate accounts (registered as unit investment trusts under the 1940 Act) to fund the benefits under variable annuity and variable life contracts. The Evolution VP Managed Bond Fund and Evolution VP All-Cap Equity Fund commenced operations on July 1, 2004.

The objective of the Evolution VP Managed Bond Fund is to seek the highest appreciation on an annual basis consistent with a high tolerance for risk by investing at least 80% of its assets (plus any borrowing for investment purposes) in fixed-income securities indirectly through securities that invest in or are a derivative of fixed-income securities, including exchange traded funds (“ETFs”) and closed-end investment companies (collectively, fixed-income securities). The objective of the Evolution VP All-Cap Equity Fund is to seek the highest appreciation on an annual basis consistent with a high tolerance for risk by investing at least 80% of its assets (plus any borrowing for investment purposes) in equity securities either directly through individual stocks and American Depository Receipts (“ADRs”) or indirectly through securities that invest in or are a derivative of equity securities.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles.

a)	Investment Valuation – Equity securities, OTC securities, exchange-traded funds, swap agreements, options, futures, and options on futures are valued at their last sales price, or if not available, the average of the last bid and asked prices. Securities primarily traded on the NASDAQ National Market are valued using the NASDAQ Official Closing Price (“NOCP”). Short-term debt securities with a maturity of 60 days or less and money market securities are valued using the amortized cost method. Other debt securities are valued by using the closing bid and asked prices provided by the Funds’ pricing service or, if such services are unavailable, by a pricing matrix method. Securities for which reliable market quotations are not readily available, the Funds’ pricing service does not provide a valuation for such securities, the Funds’ pricing service provides valuation that in the judgment of Rafferty Asset Managements, LLC (the “Adviser”) does not represent fair value, or the Fund or Adviser believes the market price is stale will be fair valued as determined by the Adviser under the supervision of the Board of Trustees.

b)	Repurchase Agreements – Each Fund may enter into repurchase agreements with institutions that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. government securities. In connection with transactions in repurchase agreements, it is the Trust’s policy that the Fund receives, as collateral, cash and/or securities (primarily U.S. government securities) whose market value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Fund in each repurchase agreement. If the seller defaults, and the value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

c)	Swap Contracts – Each Fund may enter into equity swap contacts. Standard swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a “notional amount” (i.e. the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or industry sector). The Fund’s obligations are accrued daily (offset by any amounts owed to the funds.)

DIREXION EVOLUTION VP FUNDS  15

In a “long” swap agreement, the counterparty will generally agree to pay the Funds the amount, if any, by which the notional amount of swap contract would have increased in value if the Funds had been invested in the particular securities, plus dividends that would have been received on those securities. The Funds will agree to pay the counterparty a floating rate of interest on the notional amount of the swap contract plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such securities plus, in certain instances, commissions or trading spreads on the notional amounts. Thus, the return on the swap contract should be the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount. Payments may be made at the conclusion of the contract or periodically during its term. Swap contracts do not include the delivery of securities or other underlying securities. The net amount of the excess, if any, of the Fund’s obligations over its entitlement with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by the Fund’s custodian. Until a swap contract is settled in cash, the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Funds on the notional amount are recorded as “unrealized gains or losses on swaps and futures” and when cash is exchanged, the gain or loss is recorded as “realized gains or losses on swaps and futures.” Swap contracts are collateralized by the securities and cash of each particular Fund.

Each Fund may enter into swap contracts that provide the opposite return of the particular benchmark or security (“short” the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the value of the swap, plus, in certain instances, the Fund will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap.

Swap contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statements of Assets and Liabilities. The notional amounts reflect the extent of the total investment exposure that each Fund has under the swap contract. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying securities and the inability of counterparties to perform. A Fund bears the risk of loss of the amount expected to be received under a swap contract in the event of default or bankruptcy of a swap contract counterparty.

d)	Short Positions – Each Fund may engage in short sale transactions. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of short positions may require purchasing the securities at prices which may differ from the market value reflected on the Statement of Assets and Liabilities. The Fund is liable to the buyer for any dividends payable on securities while those securities are in a short position. As collateral for its short positions, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities equal to the market value of the securities sold short. This collateral is required to be adjusted daily.

e)	Risks of Options, Futures Contracts, Options on Futures Contracts and Short Positions – The risks inherent in the use of options, futures contracts, options on futures contracts and short positions include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the price of the underlying securities, index or futures contracts; 3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible nonperformance by the counterparty under the terms of the contract. The Funds designate all cash, cash equivalents and liquid securities as collateral for written options, futures contracts and short positions.

f)	Risks of Investing in Foreign Securities – Investments in foreign securities involve greater risks than investing in domestic securities. As a result, the Fund’s returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies.

16  DIREXION EVOLUTION VP FUNDS

g)	Security Transactions – Investment transactions are recorded on trade date. The Funds determine the gain or loss realized from investment transactions by comparing the identified cost, which is the same basis used for federal income tax purposes, with the net sales proceeds.

h)	Federal Income Taxes – Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income and excise taxes.

i)	Income and Expenses – Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and discount, is recognized on an accrual basis. The Funds are charged for those expenses that are directly attributable to each series, such as Advisory fees and registration costs. Expenses that are not directly attributable to a series are generally allocated among the Trust’s series in proportion to their respective net assets.

j)	Distributions to Shareholders – Each Fund generally pays dividends from net investment income and distributes net realized capital gains, if any, at least annually. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Distributions to shareholders are recorded on the ex-dividend date. Each Fund may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividend paid deduction.

The tax character of distributions for the Funds during the six months ended June 30, 2008 and year ended December 31, 2007, were as follows:

	Evolution VP		Evolution VP
	Managed Bond Fund		All-Cap Equity Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2008	December 31,	June 30, 2008	December 31,
	(Unaudited)	2007	(Unaudited)	2007

Distributions paid from:
Ordinary income	$—	$347,306	$—	$1,326,536
Long-term capital gain	—	—	—	71,842

Total distributions paid	—	$347,306	$—	$1,398,378

As of December 31, 2007, the components of distributable earnings of the Funds were as follows:

	Evolution VP	Evolution VP
	Managed	All-Cap
	Bond Fund	Equity Fund

Net unrealized appreciation/(depreciation)	$55,407	$(1,248,165)

Undistributed ordinary income/(loss)	469,817	2,691,019
Undistributed long-term gain/(loss)	—	—

Distributable earnings	469,817	2,691,019

Other Acculumated gain/(loss)	(626,873)	(363,022)

Total Acculumated gain/(loss)	$(101,649)	$1,079,832

The difference between book cost of investments and tax cost of investments is attributable primarily to the tax deferral of losses on wash sales.

k)	Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

DIREXION EVOLUTION VP FUNDS  17

3.	CAPITAL SHARE TRANSACTIONS

Capital share transactions for the Funds during the six months ended June 30, 2008 and year ended December 31, 2007 were as follows:

	Evolution VP		Evolution VP
	Managed Bond Fund		All-Cap Equity Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	December 31, 2007	December 31,	June 30, 2008	December 31,
	(Unaudited)	2007	(Unaudited)	2007

Shares sold	54,717	126,197	49,373	316,075
Shares issued to holders in reinvestment of distributions	0	17,875	0	55,098
Shares redeemed	(77,746)	(207,080)	(153,434)	(323,161)

Total increase (decrease) from capital share transactions	(23,029)	(63,008)	(104,061)	48,012

4.	INVESTMENT TRANSACTIONS

During the six months ended June 30, 2008, the aggregate purchases and sales of investments (excluding short-term investments) for each Fund were as follows:

	Evolution VP	Evolution VP
	Managed	All-Cap
	Bond Fund	Equity Fund

Purchases	$13,263,704	$188,162,866
Sales	13,432,654	187,991,433

There were no purchases or sales of long-term U.S. Government securities during the six months ended June 30, 2008.

The cost basis of investments for federal tax purposes as of June 30, 2008 was as follows:

	Evolution VP	Evolution VP
	Managed	All-Cap
	Bond Fund	Equity Fund

Cost basis of investments for federal income tax purposes	$11,385,012	$24,185,570
Unrealized Appreciation	141,667	2,393,811
Unrealized Depreciation	(165,025)	(3,120,972)

Net unrealized appreciation/(depreciation)	$(23,358)	$(727,161)

In order to meet certain excise tax distribution requirements, the Funds are required to measure and distribute annually, net capital gains realized during a twelve-month period ending October 31st. In connection with this, the Funds are permitted for tax purposes to defer into their next fiscal year any net capital losses incurred between November 1st and the end of their fiscal year.

At October 31, 2007 the Evolution VP Managed Bond Fund deferred, on a tax basis, post-October losses of $(157,402).

As of December 31, 2007, the Evolution VP Managed Bond Fund had capital loss carryforwards of:

Capital Loss
Carryforward	Expires

$(143,203)	2013
(38,577)	2014
(280,466)	2015

To the extent that the Fund realizes future net capital gains, those gains will be offset by any unused capital loss carryover.

18  DIREXION EVOLUTION VP FUNDS

Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of permanent book-to-tax differences. U.S. generally accepted accounting principles require that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets.

5.	INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Funds have entered into an investment advisory agreement with the Adviser. The Adviser receives a fee, computed daily and payable monthly, at the annual rates presented below as applied to each Fund’s average daily net assets. In addition, the Adviser has entered into a sub-advisory agreement related to the Evolution VP Managed Bond Fund and the Evolution VP All-Cap Equity Fund with Flexible Plan Investments, Ltd., whereby the sub-adviser will direct investment activities of the Funds. The Adviser pays, out of the management fees it receives from the Funds, a fee for these sub-advisory services. For the six months ended June 30, 2008, the Adviser has voluntarily agreed to pay all operating expenses (excluding dividends on short positions), in excess of the annual cap on expenses presented below as applied to each Fund’s average daily net assets. Because this is a voluntary waiver, the Adviser may change or end the waiver at any time. The Adviser may recover from the Funds the expenses paid in excess of the annual cap on expenses for the three previous years, as long as the recovery does not cause the Fund to exceed such annual cap on expenses. For the six months ended June 30, 2008, the Adviser paid or recouped the following expenses:

	Evolution VP	Evolution VP
	Managed	All-Cap
	Bond Fund	Equity Fund

Annual Advisory rate	1.00%	1.00%
Annual cap on expenses	2.00%	2.00%
Expenses paid in excess of annual cap on expenses - 2008	$0	$0
Adviser expense waiver recovery - 2008	$2,300	$8,765

Remaining expenses subject to potential recovery expiring in:

	Evolution VP	Evolution VP
	Managed	All-Cap
	Bond Fund	Equity Fund

2008	$58,327	$57,900
2009	49,690	16,813
2010	8,065	—
2011	—	—

Total	$116,082	$74,713

Shares of the Evolution VP Managed Bond and the Evolution VP All-Cap Equity Funds are subject to an annual Rule 12b-1 fee of up to 0.25% of Fund’s average daily net assets. The Rule 12b-1 fees are to pay the insurance company of the plan sponsor for its services for servicing shareholder accounts. Because the fees are paid out of each Fund’s net assets on an ongoing basis, the cost of an investment in a Fund will increase over time.

The Adviser paid directly all offering costs and organizational expenses associated with the registration and seeding of each Fund.

Rafferty Capital Markets, LLC (the “Distributor”) serves as principal underwriter of the Funds and acts as the Funds’ distributor in a continuous public offering of the Funds’ shares. During the six months ended June 30, 2008, the Evolution VP Managed Bond Fund and the Evolution All-Cap Equity Fund incurred expenses of $14,738 and $30,762, respectively under Rule 12b-1. The fee is paid to the Distributor for expenses incurred for distribution-related activities. The Distributor is an affiliate of the Adviser.

In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnification provisions pursuant to which the Funds agree to indemnify third parties upon occurrence of specified events. The Fund’s maximum exposure relating to these indemnification agreements is unknown. However, the Funds have not had prior claims or losses in connection with these provisions and believe the risk of loss is remote.

DIREXION EVOLUTION VP FUNDS  19

6.	FINANCIAL ACCOUNTING STANDARDS BOARD INTERPRETATION NO. 48

In July 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes”. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required as of the date of the last Net Asset Value (“NAV”) calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date.

FIN 48 requires the Funds to analyze all open tax years. Open tax years are those years that are open for examination by the relevant income taxing authority. As of June 30, 2008, open Federal and state income tax years include the tax years ended December 31, 2004 through December 31, 2007. The Funds have no examinations in progress.

The Funds have reviewed all open tax years and major jurisdictions and concluded that the adoption of FIN 48 resulted in no effect to the Funds’ financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year-end December 31, 2007. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

7.	FINANCIAL ACCOUNTING STANDARDS BOARD STANDARD NO. 157

In September 2006, FASB issued its Statement on Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. The Funds have adopted FAS 157 effective January 1, 2008. A summary of the fair value hierarchy under FAS 127 is described below:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities,

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The follow is a summary of the inputs used to value the Fund’s net assets as of June 30, 2008:

	Evolution VP Managed Bond Fund		Evolution VP All-Cap Equity Fund
	Investments in	Other Financial	Investments in	Other Financial
Description	Securities	Instruments*	Securities	Instruments*

Level 1 – Quoted prices	$11,292,654	$—	$23,458,409	$226,953
Level 2 – Other significant observable inputs	69,000	—	—	—
Level 3 – Significant unobservable inputs	—	—	—	—

Total	$11,361,654	$—	$23,458,409	$226,953

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, written options and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

20  DIREXION EVOLUTION VP FUNDS

8.	NEW ACCOUNTING PRONOUNCEMENTS

In March 2008, FASB issued its Statement on Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). This standard is intended to enhance financial statement disclosure for derivative instruments and hedging activities and enable investors to understand: a) how and why a fund uses derivatives instruments, b) how derivatives instruments and related hedge items are accounted for, and c) how derivative instruments and related hedge items affect a fund’s financial position, results of operations and cash flows. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. As of June 30, 2008, management does not believe the adoption of FAS 161 will impact the financial statement amounts; however, additional footnote disclosures may be required about the use of derivative instruments and hedge items.

DIREXION EVOLUTION VP FUNDS  21

SEMI-ANNUAL REPORT JUNE 30, 2008

Advisor
Rafferty Asset Management, LLC
33 Whitehall St. 10th Floor
New York, NY 10004

Sub-Advisor
Flexible Plan Investments, Ltd.
3883 Telegraph Road
Bloomfield Hills, MI 48302

Administrator, Transfer Agent, Dividend Paying
Agent & Shareholding Servicing Agent
U.S. Bancorp Fund Services, LLC
P.O. Box 1993
Milwaukee, WI 53201-1993

Custodian
U.S. Bank, N.A.
1555 RiverCenter Dr., Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
Ernst & Young LLP
233 S. Wacker Dr.
Chicago, IL 60606

Distributor
Rafferty Capital Markets, LLC
59 Hilton Avenue
Garden City, NY 11530

The Fund’s Proxy Voting Policies are available without charge by calling 1-800-851-0511, or by accessing the SEC’s website, at www.sec.gov.

The actual voting records relating to portfolio securities during the most recent period ended June 30 (starting with the year ended June 30, 2005) is available without charge by calling 1-800-851-0511 or by accessing the SEC’s website at www.sec.gov.

The Fund files complete schedules of portfolio holdings with the SEC on Form N-Q. The Form N-Q is available without charge, upon request, by calling 1-800-851-0511, or by accessing the SEC’s website, at www.sec.gov.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Direxion Insurance Trust

SEMI-ANNUAL REPORT JUNE 30, 2008

33 Whitehall Street, 10th Floor            New York, New York 10004            (800) 851-0511

Dynamic VP HY Bond Fund

Letter to Shareholders

Dear Shareholders,

This Semi-Annual Report for the Direxion Funds covers the six month period of January 1, 2008 to June 30, 2008 (the “Semi-Annual Period”).

The Dynamic VP HY Bond Fund (the “Fund”) investment objective is to seek to maximize total return (income plus capital appreciation) by investing primarily in debt instruments, including convertible securities, and derivatives of such instruments, with an emphasis on lower-quality debt instruments. For the Semi-Annual Period, the Fund returned -5.22% on a total return basis compared with a return of -2.02% for the Lipper High Yield Bond Fund Index.

During the Semi-Annual Period, the Fund was generally exposed to the credit markets using a credit derivative index. Volatility in the financial markets and a developing credit crunch negatively affected the performance of the Fund both outright and on a relative basis versus its peers. Much of the relative underperformance was generally attributable to a lack of interest rate exposure and poor relative performance of the credit derivative index. Positive performance of the Fund was driven by rallies in the credit derivative index. Income in the Fund was generally achieved by investing cash in a combination of high quality overnight repurchase agreements and coupon payments from the credit derivative index.

As always, we thank you for using the Direxion Funds and we look forward to our mutual success.

Sincerely,

Daniel O’Neill	Todd Kellerman
Chief Investment Officer	Chief Financial Officer

The performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate and an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. To obtain performance data current to the most recent month-end, please call, toll-free, 1-800-851-0511 or visit www.direxionfunds.com.

The total annual fund operating expense ratio of the Dynamic VP HY Bond Fund is 1.66%, net of any fee, waivers or expense reimbursements.

An investment in any of the Direxion Funds is subject to a number of risks that could affect the value of its shares. It is important that investors closely review and understand these risks before making an investment. Investors considering an investment may obtain a prospectus by calling 1-800-851-0511. Investors should read the prospectus carefully for more complete information, including charges, expenses, objectives, and additional risks, before investing.

Distributed by: Rafferty Capital Markets, LLC
Date of First Use: August 28, 2008

Expense Example
June 30, 2008 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held the entire period (January 1, 2008 — June 30, 2008).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales load or transactions fees, you will be assessed fees for outgoing wire transfers, returned checks or stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. However, the example below does not include portfolio trading commissions and related expenses or other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire transfers, returned checks or stop payment orders. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The tables below do not reflect any fees and expenses imposed under variable annuity contracts and variable life insurance policies (“Contracts”) and certain qualified pension and retirement plans (“Plans”), which would increase overall fees and expenses. Please refer to your Contract or Plan Prospectus for a description of those fees and expenses.

	Dynamic VP HY Bond Fund
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	January 1, 2008 -
	January 1, 2008	June 30, 2008	June 30, 2008*

Actual	$1,000.00	$947.80	$8.04
Hypothetical (5% return before expenses)	1,000.00	1,016.61	8.32

*	Expenses are equal to the Fund’s annualized expense ratio of 1.66%, multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

DIREXION DYNAMIC VP HY BOND FUND  3

Dynamic VP HY Bond Fund
Allocation of Portfolio Holdings (Unaudited)
June 30, 2008

The percentages in these graphs are calculated based on net assets

*	Cash and other assets less liabilities.

**	These are investment companies that primarily invest in this category of securities.

4  DIREXION DYNAMIC VP HY BOND FUND

Dynamic VP HY Bond Fund
Schedule of Investments
June 30, 2008 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 72.6%
MONEY MARKET FUNDS - 72.6%%
1,198,093	Dreyfus Government Cash Management	$1,198,093
1,198,093	Evergreen Institutional U.S. Government Money Market Fund	1,198,093
1,198,093	Federated Prime Obligations Fund	1,198,093
552,008	Fidelity Institutional Money Market Portfolio	552,008
1,198,093	Goldman Sachs Financial Square Government Fund	1,198,093
1,198,093	SEI Daily Income Trust Government Fund	1,198,093

	TOTAL SHORT TERM INVESTMENTS (Cost $6,542,473)	$6,542,473

	TOTAL INVESTMENTS (Cost $6,542,473) - 72.6%	$6,542,473
	Other Assets in Excess of Liabilities - 27.4%	2,469,848

	TOTAL NET ASSETS - 100.0%	$9,012,321
Percentages are stated as a percent of net assets.

Dynamic VP HY Bond Fund
Credit Default Swap Contracts
June 30, 2008 (Unaudited)

						Unrealized
		Buy/Sell	Pay/Receive	Notional	Termination	Appreciation/
Counterparty	Reference Entity	Protection	Fixed Rate	Amount	Date	(Depreciation)

Bank of America	CDX North America High Yield Index	Sell	5.00%	$140,813	6/20/2013	$113
Goldman Sachs & Co.	CDX North America High Yield Index	Sell	5.00%	3,185,312	6/20/2013	(126,633)

				$3,326,125		$(126,520)

The accompanying notes are an integral part of these financial statements.

DIREXION DYNAMIC VP HY BOND FUND  5

Statement of Assets and Liabilities (Unaudited)
June 30, 2008

Dynamic VP HY
Bond Fund

Assets:
Investments, at market value (Note 2)	$6,542,473
Receivable for investments sold	249,563
Deposit at broker for swaps	2,880,000
Swap payments paid	9,187
Dividends and interest receivable	89,345
Other assets	6,737

Total Assets	9,777,305

Liabilities:
Payable for Fund shares redeemed	485,747
Swap payments received	73,875
Unrealized depreciation on swaps	126,520
Accrued distribution expense	9,193
Accrued advisory expense	19,440
Accrued expenses and other liabilities	50,209

Total Liabilities	764,984

Net Assets	$9,012,321

Net Assets Consist Of:
Capital stock	$10,867,850
Accumulated undistributed net investment income	549,943
Accumulated undistributed net realized gain (loss)	(2,278,952)
Net unrealized appreciation/(depreciation) on:
Swaps	(126,520)

Total Net Assets	$9,012,321

Calculation of Net Asset Value Per Share:
Net assets	$9,012,321
Shares outstanding
(unlimited shares of beneficial interest authorized, no par value)	502,197
Net asset value, redemption price and offering price per share	$17.95

Cost of Investments	$6,542,473

The accompanying notes are an integral part of these financial statements.

6  DIREXION DYNAMIC VP HY BOND FUND

Statement of Operations (Unaudited)
For the Six Months Ended June 30, 2008

Dynamic VP HY
Bond Fund

Investment income:
Dividend income	$110
Interest income	304,051

Total investment income	304,161

Expenses:
Investment advisory fees	83,444
Distribution expenses	27,815
Shareholder servicing fees	22,252
Administration fees	6,604
Fund accounting fees	5,851
Custody fees	3,757
Transfer agent fees	7,935
Professional fees	17,994
Reports to shareholders	3,789
Trustees’ fees and expenses	695
Other	4,983

Total expenses	185,119

Net investment income	119,042

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investments	(75,043)
Futures	(72,752)
Swaps	(782,410)
Contributions by affiliates (Note 5)	31,151

(899,054)

Change in unrealized appreciation (depreciation) on:
Investments	4,914
Swaps	165,460

170,374

Net realized and unrealized gain on investments	(728,680)

Net decrease in net assets resulting from operations	$(609,638)

The accompanying notes are an integral part of these financial statements.

DIREXION DYNAMIC VP HY BOND FUND  7

Statements of Changes in Net Assets (Unaudited)

	Dynamic VP HY Bond Fund
	Six Months Ended
	June 30, 2008	Year Ended
	(Unaudited)	December 31, 2007

Operations:
Net investment income	$119,042	$1,246,592
Net realized gain (loss) on investments	(899,054)	511,232
Change in unrealized appreciation (depreciation) on investments	170,374	(1,737,756)

Net increase (decrease) in net assets resulting from operations	(609,638)	20,068

Distributions to shareholders:
Net investment income	(633,713)	(1,258,795)

Total distributions	(633,713)	(1,258,795)

Capital share transactions:
Proceeds from shares sold	78,555,326	97,181,701
Proceeds from shares issued to holders in reinvestment of distributions	633,713	1,258,795
Cost of shares redeemed	(91,091,924)	(119,748,425)

Net increase (decrease) in net assets resulting from beneficial interest transactions	(11,902,885)	(21,307,929)

Total increase (decrease) in net assets	(13,146,236)	(22,546,656)

Net assets:
Beginning of year/period	22,158,557	44,705,213

End of year/period	$9,012,321	$22,158,557

Accumulated undistributed net investment income, end of year/period	$549,943	$1,064,614

The accompanying notes are an integral part of these financial statements.

8  DIREXION DYNAMIC VP HY BOND FUND

Financial Highlights

	Dynamic VP HY Bond Fund
	Six Months Ended	Year Ended	Year Ended	February 1, 2005[1]
	June 30, 2008	December 31,	December 31,	to December 31,
	(Unaudited)	2007	2006	2005

Per share data:
Net asset value, beginning of year/period	$19.52	$20.43	$20.05	$20.00

Income (loss) from investment operations:
Net investment income (loss)[4]	0.10	0.81	0.96	0.90
Net realized and unrealized gain (loss) on investments	(1.15)	(1.16)	0.27	(0.60)

Total from investment operations	(1.05)	(0.35)	1.23	0.30

Less distributions:
Dividends from net investment income	(0.54)	(0.56)	(0.85)	(0.25)

Total distributions	(0.54)	(0.56)	(0.85)	(0.25)

Contributions by affiliates	0.02	—	—	—

Net asset value, end of year/period	$17.95	$19.52	$20.43	$20.05

Total return[6]	(5.22%)[2,7]	(1.77%)	6.21%	1.50%[2]
Supplemental data and ratios:
Net assets, end of year/period	$9,012,321	$22,158,557	$44,705,213	$35,144,375
Ratio of net expenses to average net assets:
Before expense reimbursement/recoupment[3]	1.66%	1.63%	1.68%	1.94%
After expense reimbursement/recoupment[3]	1.66%	1.63%	1.67%	1.74%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement/recoupment[3]	1.07%	3.95%	4.74%	4.78%
After expense reimbursement/recoupment[3]	1.07%	3.95%	4.75%	4.98%
Portfolio turnover rate[5]	27%[2]	145%	538%	654%[2]

[1]	Commencement of operations.

[2]	Not annualized.

[3]	Annualized.

[4]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

[5]	Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities. The Fund’s aggressive investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.

[6]	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes or any fees and expenses imposed under the Contracts and Plans, which would increase overall fees and expenses. Please refer to your Contract or Plan prospectus for a description of those fees and expenses.

[7]	The Adviser made a contribution due to trading error. If the contribution had not been made, the total return would have been lower by 0.37%.

The accompanying notes are an integral part of these financial statements.

DIREXION DYNAMIC VP HY BOND FUND  9

Dynamic VP HY Bond Fund
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2008

1.	ORGANIZATION

Direxion Insurance Trust (the “Trust”) was organized as a Massachusetts business trust on December 28, 1999 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objective and policies. The Trust currently has three series in operation of which the Dynamic VP HY Bond Fund (the “Fund”) is included in this report. The Fund is a “non-diversified” series of the Trust pursuant to the 1940 Act. The Trust offers shares to unaffiliated life insurance separate accounts (registered as unit investment trusts under the 1940 Act) to fund the benefits under variable annuity and variable life contracts. The Dynamic VP HY Bond Fund commenced operations on February 1, 2005.

The objective of the Dynamic VP HY Bond Fund is to maximize total return (income plus capital appreciation) by investing primarily in debt instruments, including convertible securities, and derivatives of such instruments, with an emphasis on lower-quality debt instruments.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles.

a) Investment Valuation – Equity securities, OTC securities, swap agreements, exchange-traded funds, options, futures, and options on futures are valued at their last sales price, or if not available, the mean of the last bid and asked prices. Securities primarily traded on the NASDAQ National Market are valued using the NASDAQ Official Closing Price (“NOCP”). Short-term debt securities with a maturity of 60 days or less and money market securities are valued at the amortized cost. Other debt securities are valued by using the mean prices provided by the Fund’s pricing service or, if such services are unavailable, by a pricing matrix method. Securities for which reliable market quotations are not readily available, the Funds’ pricing service does not provide a valuation for such securities, the Fund’s pricing service provides valuation that in the judgment of Rafferty Asset Managements, LLC (the “Adviser”) does not represent fair value, or the Fund or Adviser believes the market price is stale will be fair valued as determined by the Adviser under the supervision of the Board of Trustees.

b) Repurchase Agreements – The Fund may enter into repurchase agreements with institutions that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. government securities. In connection with transactions in repurchase agreements, it is the Trust’s policy that the Fund receives, as collateral, cash and/or securities (primarily U.S. government securities) whose market value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Fund in each repurchase agreement. If the seller defaults, and the value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

c) Swap Contracts – The Fund may enter into equity swap contacts. Standard swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a “notional amount” (i.e. the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or industry sector). The Fund’s obligations are accrued daily (offset by any amounts owed to the Fund).

In a “long” swap agreement, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of swap contract would have increased in value if the Fund had been invested in the particular securities, plus dividends that would have been received on those securities. The Fund will agree to pay the counterparty a floating rate of interest on the notional amount of the swap contract plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such securities plus, in certain instances, commissions or trading spreads on the notional amounts. Thus, the return on the swap contract should be the gain or loss on the notional amount plus dividends on the securities less the interest paid

10  DIREXION DYNAMIC VP HY BOND FUND

by the Fund on the notional amount. Payments may be made at the conclusion of the contract or periodically during its term. Swap contracts do not include the delivery of securities or other underlying securities. The net amount of the excess, if any, of the Fund’s obligations over its entitlement with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by the Fund’s custodian. Until a swap contract is settled in cash, the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount are recorded as “unrealized gains or losses on swaps and futures” and when cash is exchanged, the gain or loss is recorded as “realized gains or losses on swaps and futures.” Swap contracts are collateralized by the securities and cash of each particular Fund.

The Fund may enter into swap contracts that provide the opposite return of the particular benchmark or security (“short” the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the value of the swap, plus, in certain instances, the Fund will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap.

The Fund may enter into credit default swaps. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a referenced entity, typically corporate issues on its obligation. The stream of payments is recorded as an unrealized gain or loss until payments are received and adjusted to include up-front payments recorded as a component of unrealized gain or loss on swaps. When payments are received or when the swap is sold or expires, the stream of payments is recognized as a component of realized gains or losses. The Fund may use the swaps to attempt to gain exposure to debt securities without actually purchasing those securities or to hedge a position. The Fund may purchase credit protection on the referenced entity of the credit default swap (“Buy Contract”) or provide credit protection on the referenced entity of the credit default swap (“Sale Contract”). If a credit event occurs, the maximum payout amount for a sale contract is limited to the notional amount of the swap contract (“Maximum Payout Amount”). At June 30, 2008, the Dynamic VP HY Bond Fund has Sale Credit Default Swap Contracts outstanding with Maximum Payout Amounts aggregating $3,326,125 with two counterparties, with net unrealized depreciation of $126,520, and terms of 5 years, as reflected in the schedule of investments. Maximum Payout Amounts could be offset by the subsequent sale, if any, of assets obtained via the execution of a payout event.

Swap contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statement of Assets and Liabilities. The notional amounts reflect the extent of the total investment exposure that each Fund has under the swap contract. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying securities and the inability of counterparties to perform. A Fund bears the risk of loss of the amount expected to be received under a swap contract in the event of default or bankruptcy of a swap contract counterparty.

d) Concentration of Risk – The Fund invests in the Dow Jones CDX High Yield Note (“CDX”), which represents a trust of pooled investments. The CDX invests in a portfolio of credit default swap agreements and a repurchase agreement. Credit default swap agreements involve commitments to pay/receive a fixed interest rate in exchange for receipt/payment of the referenced obligation if a credit event affecting the referenced obligation occurs. The CDX is providing credit protection to the counterparties of the respective credit default swap agreements in exchange for a fixed interest rate payment, therefore there is credit risk with respect to the referenced entities of these credit default swap agreements. If a credit event occurs to a referenced entity, the Fund’s principal amount in the CDX will be reduced by its pro-rata interest in the respective credit default swap agreement. A credit event may include a failure to pay interest or principal, bankruptcy, or restructuring. Any recoverable amounts of the liquidation of the referenced obligation will be allocated pro rata to the holders of the CDX.

e) Short Positions – The Fund may engage in short sale transactions. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of short positions may require purchasing the securities at prices which may differ from the market value reflected on the Statement of Assets and Liabilities. The Fund is liable to the buyer for any dividends payable on securities while those securities are in a short position. As collateral for its short positions, the Fund is required under the 1940 Act to maintain assets consisting of

DIREXION DYNAMIC VP HY BOND FUND  11

cash, cash equivalents or liquid securities equal to the market value of the securities sold short. This collateral is required to be adjusted daily.

f) Risks of Options, Futures Contracts, Options on Futures Contracts and Short Positions – The risks inherent in the use of options, futures contracts, options on futures contracts and short positions include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the price of the underlying securities, index or futures contracts; 3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible nonperformance by the counterparty under the terms of the contract. The Funds designate all cash, cash equivalents and liquid securities as collateral for written options, futures contracts and short positions.

g) Risks of Investing in Foreign Securities – Investments in foreign securities involve greater risks than investing in domestic securities. As a result, the Fund’s returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies.

h) Security Transactions – Investment transactions are recorded on trade date. The Fund determines the gain or loss realized from investment transactions by comparing the identified cost, which is the same basis used for federal income tax purposes, with the net sales proceeds.

i) Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income and excise taxes.

j) Income and Expenses – Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and discount, is recognized on an accrual basis. The Fund is charged for those expenses that are directly attributable to each series, such as Advisory fees and registration costs. Expenses that are not directly attributable to a series are generally allocated among the Trust’s series in proportion to their respective net assets.

k) Distributions to Shareholders – The Fund generally pays dividends from net investment income and distributes net realized capital gains, if any, at least annually. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Distributions to shareholders are recorded on the ex-dividend date.

The tax character of distributions for the Dynamic VP HY Bond Fund during the six months ended June 30, 2008 and year ended December 31, 2007, were as follows:

	Dynamic VP HY Bond Fund
	Six Months Ended	Year Ended
	June 30, 2008	December 31,
	(Unaudited)	2007

Distributions paid from:
Ordinary income	$633,713	$1,258,795
Long-term capital gain	—	—

Total distributions paid	$633,713	$1,258,795

12  DIREXION DYNAMIC VP HY BOND FUND

As of December 31, 2007, the components of distributable earnings of the Fund was as follows:

Dynamic VP HY
Bond Fund

Net unrealized appreciation/(depreciation)	$(7,100)

Undistributed ordinary income/(loss)	772,632
Undistributed long-term gain/(loss)	—

Distributable earnings	772,632

Other Acculumated gain/(loss)	(1,346,559)

Total Acculumated gain/(loss)	$(581,027)

The difference between book cost of investments and tax cost of investments is attributable primarily to the tax deferral of losses on wash sales.

l) Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting. Actual results could differ from those estimates.

3.	CAPITAL SHARE TRANSACTIONS

Capital share transactions for the Dynamic VP HY Bond Fund during the six months ended June 30, 2008 and year ended December 31, 2007 were as follows:

	Six Months Ended	Year Ended
	June 30, 2008	December 31,
	(Unaudited)	2007

Shares sold	4,318,877	4,848,453
Shares issued to holders in reinvestment of distributions	35,373	61,965
Shares redeemed	(4,987,042)	(5,963,395)

Total increase (decrease) from capital share transactions	(632,792)	(1,052,977)

4.	INVESTMENT TRANSACTIONS

During the six months ended June 30, 2008, the aggregate purchases and sales of investments (excluding short-term investments) for the Dynamic VP HY Bond Fund were as follows:

Dynamic VP HY
Bond Fund

Purchases	$83,085
Sales	(665,975)

There were no purchases or sales of long-term U.S. Government securities during the six months ended June 30, 2008.

The cost basis of investments for federal tax purposes as of June 30, 2008 was as follows:

Dynamic VP HY
Bond Fund

Cost basis of investments for federal income tax purposes	$6,544,659
Unrealized Appreciation	—
Unrealized Depreciation	—

Net unrealized appreciation/(depreciation)	$—

DIREXION DYNAMIC VP HY BOND FUND  13

In order to meet certain excise tax distribution requirements, the Fund is required to measure and distribute annually, net capital gains realized during a twelve-month period ending October 31st. In connection with this, the Fund is permitted for tax purposes to defer into their next fiscal year any net capital losses incurred between November 1st and the end of their fiscal year.

At October 31, 2007 the Fund deferred, on a tax basis, post-October losses of $(838,742).

As of December 31, 2007, the Dynamic VP HY Bond Fund had capital loss carryforwards on a tax basis of:

Capital Loss Carryover	Expires

$(203,531)	2013
(304,289)	2014

The Fund utilized capital loss of $552,716.

To the extent that the Fund realizes future net capital gains, those gains will be offset by any unused capital loss carryover.

Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of permanent book-to-tax differences. U.S. generally accepted accounting principles require that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets.

5.	INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Fund has entered into an investment advisory agreement with the Adviser. The Adviser receives a fee, computed daily and payable monthly, at the annual rates presented below as applied to each Fund’s average daily net assets. For the six months ended June 30, 2008, the Adviser has voluntarily agreed to pay all operating expenses (excluding dividends on short positions), in excess of the annual cap on expenses presented below as applied to the Fund’s average daily net assets. Because this is a voluntary waiver, the Adviser may change or end the waiver at any time. The Adviser may recover from the Fund the expenses paid in excess of the annual cap on expenses for the three previous years, as long as the recovery does not cause the Fund to exceed such annual cap on expenses. For the six months ended June 30, 2008, the Adviser paid or recouped the following expenses:

Dynamic VP HY
Bond Fund

Annual Advisory rate	0.75%
Annual cap on expenses	1.75%
Expenses paid in excess of annual cap on expenses - 2008	$—
Adviser expense waiver recovery - 2008	$—

Remaining expenses subject to potential recovery expiring in:

Dynamic VP HY
Bond Fund

2008	$—
2009	—
2010	—
2011	—

Total	$—

The shares of the Dynamic VP HY Bond Fund are subject to an annual Rule 12b-1 fee of up to 0.25% of Fund’s average daily net assets. The Rule 12b-1 fees are to pay the insurance company of the plan sponsor for its services for servicing shareholder accounts. Because the fees are paid out of the Fund’s net assets on an ongoing basis, the cost of an investment in the Fund will increase over time.

14  DIREXION DYNAMIC VP HY BOND FUND

Rafferty Capital Markets, LLC (the “Distributor”) serves as principal underwriter of the Fund and acts as the Fund’s distributor in a continuous public offering of the Fund’s shares. During the six months ended June 30, 2008, the Dynamic VP HY Bond Fund incurred expenses of $27,815 under Rule 12b-1. The fee is paid to the Distributor for expenses incurred for distribution-related activities. The Distributor is an affiliate of the Adviser. A trading error of $31,152 was created on a variance swap contract which was held in the Dynamic VP HY Bond Fund. The Adviser absorbed this loss. This amount is reflected on the Statement of Operations as Contribution by affiliates.

In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnification provisions pursuant to which the Fund agrees to indemnify third parties upon occurrence of specified events. The Fund’s maximum exposure relating to these indemnification agreements is unknown. However, the Fund has not had prior claims or losses in connection with these provisions and believes the risk of loss is remote.

6.	FINANCIAL ACCOUNTING STANDARDS BOARD INTERPRETATION NO. 48

In July 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes”. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required as of the date of the last Net Asset Value (“NAV”) calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date.

FIN 48 requires the Fund to analyze all open tax years. Open tax years are those years that are open for examination by the relevant taxing authority. As of December 31, 2007, open Federal and state income taxes include the tax years ended December 31, 2004 through December 31, 2007. The Fund has no examination in progress.

The Fund has reviewed all open tax years and major jurisdictions and concluded that the adoption of FIN 48 resulted in no effect to the Fund’s financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year-end December 31, 2007. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

7.	FINANCIAL ACCOUNTING STANDARDS BOARD STANDARD NO. 157

In September 2006, FASB issued its Statement on Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. The Funds have adopted FAS 157 effective January 1, 2008. A summary of the fair value hierarchy under FAS 157 is described below:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities,

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

DIREXION DYNAMIC VP HY BOND FUND  15

The follow is a summary of the inputs used to value the Fund’s net assets as of June 30, 2008:

	Dynamic VP HY Bond Fund
	Investments in	Other Financial
Description	Securities	Instruments*

Level 1 – Quoted prices	$6,542,473	$—
Level 2 – Other significant observable inputs	—	(126,520)
Level 3 – Significant unobservable inputs	—	—

Total	$6,542,473	$(126,520)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, written options and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

8.	NEW ACCOUNTING PRONOUNCEMENT

In March 2008, FASB issued its Statement on Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). This standard is intended to enhance financial statement disclosure for derivative instruments and hedging activities and enable investors to understand: a) how and why a fund uses derivatives instruments, b) how derivatives instruments and related hedge items are accounted for, and c) how derivative instruments and related hedge items affect a fund’s financial position, results of operations and cash flows. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. As of June 30, 2008, management does not believe the adoption of FAS 161 will impact the financial statement amounts; however, additional footnote disclosures may be required about the use of derivative instruments and hedge items.

16  DIREXION DYNAMIC VP HY BOND FUND

Direxion Insurance Trust

SEMI-ANNUAL REPORT JUNE 30, 2008

33 Whitehall Street, 10th Floor            New York, New York 10004            (800) 851-0511

Investment Adviser
Rafferty Asset Management, LLC
33 Whitehall St. 10th Floor
New York, NY 10004

Administrator, Transfer Agent, Dividend
Paying Agent & Shareholding Servicing
Agent
U.S. Bancorp Fund Services, LLC
P.O. Box 1993
Milwaukee, WI 53201-1993

Custodian
U.S. Bank, N.A.
1555 RiverCenter Dr., Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
Ernst & Young LLP
233 S. Wacker Dr.
Chicago, IL 60606

Distributor
Rafferty Capital Markets, LLC
59 Hilton Avenue
Garden City, NY 11530

The Fund’s Proxy Voting Policies are available without charge by calling 1-800-851-0511, or by accessing the SEC’s website, at www.sec.gov.

The actual voting records relating to portfolio securities during the most recent period ended June 30 (starting with the year ended June 30, 2005) is available without charge by calling 1-800-851-0511 or by accessing the SEC’s website at www.sec.gov.

The Fund files complete schedules of portfolio holdings with the SEC on Form N-Q. The Form N-Q is available without change, upon request, by calling 1-800-851-0511, or by accessing the SEC’s website, at www.sec.gov.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.
Not applicable for semi-annual reports.
Item 3. Audit Committee Financial Expert.
Not applicable for semi-annual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable for semi-annual reports.
Item 5. Audit Committee of Listed Registrants.
Not applicable to open-end investment companies.
Item 6. Schedule of Investments.
Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to open-end investment companies.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not applicable to open-end investment companies.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.
Not applicable to open-end investment companies.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors/trustees.

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Item 11. Controls and Procedures.
(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. 1) Not Applicable for semi-annual reports.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.
(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

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SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Direxion Insurance Trust

By (Signature and Title)* /s/ Daniel O’Neill
Daniel O’Neill, President

Date September 3, 2008
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Daniel O’Neill
Daniel O’Neill, President

Date September 3, 2008

By (Signature and Title)* /s/ Todd Kellerman
Todd Kellerman, Chief Financial Officer

Date September 3, 2008

*       Print the name and title of each signing officer under his or her signature.

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